January 7, 2022

SUMMARY PROSPECTUS

Strategy Shares Halt Climate Change ETF

Nasdaq Ticker: NZRO

Before you invest, you may want to review the Fund’s complete prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund at https://strategysharesetfs.com/resources/. You can also get this information at no cost by calling (855) 4SS-ETFS or (855) 477-3837, emailing info@strategysharesetfs.com or by asking any financial intermediary that offers shares of the Fund. The Fund’s prospectus and statement of additional information, both dated January 7, 2022, are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website or phone number noted above.

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FUND SUMMARY – STRATEGY SHARES HALT CLIMATE CHANGE ETF

Investment Objective: The Fund's investment objective is to seek long-term capital appreciation.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee(1)	0.95%
Distribution and/or Service Fee (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Operating Expenses	0.95%
(1)	The management fee is structured as a “unified fee,” out of which the Fund’s adviser pays all routine expenses of the Fund, except for the Fund’s management fee; payments under any 12b-1 plan; taxes; brokerage commissions and trading costs; interest (including borrowing costs and overdraft charges); short sale dividends and interest expenses; acquired fund fees and expenses; and non-routine or extraordinary expenses of the Fund (such as litigation or reorganizational costs), each of which is paid by the Fund.
(2)	Estimated for the current fiscal year.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. This Example does not reflect the effect of brokerage commissions or other transaction costs you pay in connection with the purchase or sale of Fund shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$97	$303

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations as of the date of this prospectus, the portfolio turnover rate for the last fiscal year is not available. In the future, the portfolio turnover rate for the fiscal period from January 7, 2022 (commencement of operations) to April 30, 2022 will be provided here.

Principal Investment Strategy

The Fund seeks to achieve its investment objective by investing in the equity securities of companies that are committed to curbing or mitigating the deleterious effects of climate change. The equity securities in which the Fund may invest include common stock and American Depositary Receipts (“ADRs”). The Fund may invest in companies domiciled in any country, including emerging markets, and may invest in companies of any market capitalization.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the securities of climate conscious and environmentally friendly companies, with a focus on the reduction of carbon emissions (“Halt Climate Change Companies”), as determined by Rational Advisors, Inc., the

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Fund’s investment advisor (the “Advisor”). The Fund defines Halt Climate Change Companies as those that meet one or more of the carbon impact criteria set forth below:

  Direct commitment to net zero or reduced carbon emissions through a company climate pledge or involvement in initiatives such as the Paris Agreement, The Climate Pledge or other similar types of accords.
  Companies deriving at least 50% of their revenues or profit from, or devoting at least 50% of their assets to activities focused on advancing the progress of reducing carbon emissions through alternative energy innovation in clean transportation as well as industrial efficiency, technological advancements in electrification, climate-conscious value chains and other similar initiatives.
  Companies that invest a significant portion of their capital expenditures in new processes and business segments that seek to accelerate the global transition of fossil fuel related energy to renewable energy, with the intention of such activities becoming a significant part of their business.

The Fund will not invest in any company whose principal business function is related to the extraction, development or transportation of oil, gas or other fossil fuels.

The Advisor selects securities of companies for the Fund’s portfolio and weights them in the Fund’s portfolio based on a review of various fundamental factors of a Halt Climate Change Company’s risk return potential. Fundamental factors evaluated by the Advisor include the company’s financial statements, business model, credit metrics, financial ratios, valuations, and other company-specific characteristics (which include, but are not limited to sector, industry, and market capitalization). Companies that the Advisor believes to have higher risk return potential receive greater weights in the Fund’s portfolio.

The Fund will sell a company when it no longer meets the Advisor’s criteria to be classified as a Halt Climate Change company and/or when the Advisor believes that the company no longer has a high risk return potential relative to others within the Fund’s investment universe. The Fund actively trades its portfolio investments, which may lead to higher transaction costs that may affect the Fund’s performance.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), which means a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of issuers.

Principal Investment Risks

As with any ETF, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money. The Fund’s net asset value, market price and returns will vary and you could lose money on your investment in the Fund and those losses could be significant. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The following summarizes the principal risks of investing in the Fund. These risks could adversely affect the net asset value, market price, total return and the value of the Fund and your investment.

Equity Securities Risk. The price of equity securities in the Fund’s portfolio will fluctuate based on actual or perceived changes in a company’s financial condition and on market and economic conditions. Investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.

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Market Risk. The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s NAV or market price per share may decline suddenly or over a sustained period of time. Factors such as domestic and foreign economic growth rates and market conditions, interest rate levels and political events may adversely affect the securities markets. The impacts of the novel coronavirus known as COVID-19 on the global economy has resulted, and may continue to result, in prolonged periods of heightened volatility with respect to inflation, the value of global currencies, including the U.S. dollar, and the value of gold, each of which may adversely affect the performance of the Fund. Further, the Fund may face challenges with respect to its day-to-day operations if key personnel of the Advisor or other service providers are unavailable due to quarantines and restrictions on travel. As a result, the risk environment remains elevated. The Advisor will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

ADR Risk. ADRs, which are typically issued by a bank, are certificates that evidence ownership of shares of a foreign company and are alternatives to purchasing foreign securities directly in their national markets and currencies. ADRs are subject to the same risks as direct investment in foreign companies and involve risks that are not found in investments in U.S. companies. ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading. Certain ADRs are not listed on an exchange and therefore may be considered to be illiquid.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, including economic sanctions, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. Investing in foreign securities includes trading related risks (e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers maybe less than in the U.S., and foreign securities may be subject to foreign governmental restrictions such as exchange controls). All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs. The departure of the United Kingdom and the potential departure of additional countries from the European Union may have significant political and financial consequences on global markets. Uncertainty relating to the withdrawal procedures and timeline may have adverse effects on valuations and the renegotiation of current trade agreements, as well as an increase in financial regulation in such markets.

Emerging Market Risk. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Emerging markets usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid and the prices of such securities tend to be more volatile than the securities of issuers located in developed markets. Investments in emerging markets securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.

Climate Change Investment Focus Risk. The Fund’s focus on securities of issuers that seek to prevent or mitigate the deleterious effects of climate change may affect the Fund’s exposure to certain sectors or types of investments.

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The Fund’s relative investment performance may also be negatively affected if such sectors or investments are out of favor with the market. Certain investments may be dependent on U.S. and foreign government policies, including tax incentives and subsidies, as well as on political support for certain environmental initiatives and developments affecting companies focused on sustainable energy and climate change solutions generally. In addition, under certain market conditions, the Fund may underperform funds that invest in a broader array of investments. The Fund’s exclusion of investments in companies with significant fossil fuel exposure, in particular, may adversely affect the Fund’s relative performance at times when such investments are performing well.

Non-Diversification Risk. To the extent that the Fund holds securities of a smaller number of issuers or invests a larger percentage of its assets in a single issuer than a diversified portfolio, the value of the Fund, as compared to the value of a diversified portfolio, will generally be more volatile and more sensitive to the performance of any one of those issuers and to economic, political, market or regulatory events affecting any one of those issuers.

Investment Style Risk. The type of securities in which the Fund focuses may underperform other assets or the overall market.

Issuer Specific Risk. The performance of the Fund depends on the performance of the issuers of the individual securities in which the Fund invests. Poor performance by any issuer may cause the value of its securities, and the value of the Fund’s Shares, to decline. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Small and Medium Capitalization Companies. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Large Capitalization Company Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

ETF Structure Risk. The Fund is structured as an ETF and, as a result, is subject to special risks, including:

o   Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit. Fund shares are typically bought and sold in the secondary market and investors typically pay brokerage commissions or other charges on these transactions.

o   Trading Issues. Trading in Shares on the Nasdaq Stock Market (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

o   Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the

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exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

▪	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s net asset value.
▪	The market price for the Fund’s shares may deviate from the Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.
▪	When all or a portion of an ETF’s underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.
▪	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

Management Risk. The Advisor may not successfully implement the Fund’s investment strategies and, as a result, the Fund may not meet its investment objective and/or underperform other investment vehicles with similar investment objectives and strategies.

New Fund Risk. The Fund is a new fund with no history of operations as an ETF for investors to evaluate. If the Fund is unable to achieve an economic size, expenses will be higher than expected and the Fund might close, which could produce adverse tax consequences for shareholders.

Authorized Participant Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants. An “Authorized Participant” is a participant in the Continuous Net Settlement System of the National Securities Clearing Corporation or the Depository Trust Company (“DTC”) and that has executed a Participant Agreement with the Fund’s distributor (“Distributor”). To the extent these Authorized Participants exit the business or are unable to process creation and/or redemption orders and no other Authorized Participant is able to step forward to process creation and/or redemption orders, in either of these cases, shares of the Fund may trade like closed-end fund shares at a discount to NAV and possibly face delisting.

Turnover Risk. The Fund may have a high turnover of the securities held in its portfolio. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

Performance:

Because the Fund is a new fund, it has no performance history. In the future, performance information will be presented in this section of this Prospectus. Updated performance information will be available at no cost at www.strategysharesetfs.com or by calling (855) 4SS-ETFS or (855) 477-3837.

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Advisor: Rational Advisors, Inc. is the Fund’s investment advisor.

Portfolio Managers: David Miller, Senior Portfolio Manager of the Advisor, Charles Ashley, Portfolio Manager of the Advisor, and Robert Gough, Portfolio Manager of the Advisor, serve as the Fund’s Portfolio Managers and are jointly and primarily responsible for the day-to-day management of the Fund. Messrs. Miller, Ashley, and Gough have served the Fund in this capacity since it commenced operations in January 2022.

Purchase and Sale of Fund Shares: You may purchase and sell individual Fund shares at market prices on the Nasdaq Stock Market (the “Exchange”) through your financial institution on each day that the Exchange is open for business (“Business Day”). Because individual Fund shares trade at market prices rather than at their NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). You may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).

Recent information, including information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is available online at www.strategysharesetfs.com.

Tax Information: The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through a tax-advantaged account such as an Individual Retirement Account (IRA) or you are a tax-exempt investor. Distributions from a tax-advantaged account may be taxed as ordinary income when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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